UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Route One Investment Company, L.P.

Address:   One Letterman Drive
           Bldg. D-Main, Suite 200
           San Francisco, CA 94129


Form 13F File Number: 28-14266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Barron
Title:  Chief Financial Officer
Phone:  (415) 796-6800

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Barron                    San Francisco, CA                  8/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      359,954
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
The Charles Schwab Corporation     COMM              808513105   53,019 3,223,050 SH       SOLE                3,223,050      0    0
Coca-Cola Enterprises, Inc.        COMM              19122T109   19,800   678,550 SH       SOLE                  678,550      0    0
Expedia, Inc.                      COMM              30212P105   43,369 1,496,000 SH       SOLE                1,496,000      0    0
The Home Depot, Inc.               COMM              437076102   17,699   488,643 SH       SOLE                  488,643      0    0
Progressive Waste Solutions Ltd.   COMM              74339G101   19,975   802,200 SH       SOLE                  802,200      0    0
Microsoft Corporation              COMM              594918104   56,914 2,189,000 SH       SOLE                2,189,000      0    0
Molson Coors Brewing Company       COMM              60871R209   27,113   606,022 SH       SOLE                  606,022      0    0
Nielsen Holdings N.V.              COMM              N63218106   12,931   415,000 SH       SOLE                  415,000      0    0
Pacific Capital Bancorp            COMM              69404P200    8,505   267,530 SH       SOLE                  267,530      0    0
State Street Corporation           COMM              857477103   43,145   956,875 SH       SOLE                  956,875      0    0
Visa Inc.                          COMM              92826C839   43,639   517,904 SH       SOLE                  517,904      0    0
Microsoft Corporation              COMM              594918104   13,000   500,000 SH  CALL SOLE                  500,000      0    0
PNC Financial Services Group, Inc. *W EXP 12/31/2018 693475121      845    68,000 SH       SOLE                   68,000      0    0


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